Debt (Details Narrative) - USD ($)														1 Months Ended			3 Months Ended				12 Months Ended
	Jan. 31, 2026	Oct. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Oct. 23, 2024	Mar. 28, 2024	Mar. 22, 2024	Mar. 21, 2024	Dec. 29, 2023	Sep. 23, 2022	Dec. 19, 2016	Sep. 23, 2016	Mar. 29, 2016	Jan. 31, 2026	Oct. 31, 2025	Feb. 28, 2023	Mar. 31, 2026	Jan. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2025	Sep. 30, 2024	Aug. 28, 2024	Dec. 31, 2016	Nov. 20, 2016	Dec. 31, 2014	Dec. 19, 2014
Debt Instrument [Line Items]
Proceeds from related party debt																				$ 80,000	$ 135,000	$ 105,000
Volume weighted average price rate																							65.00%
One Purchaser [Member]
Debt Instrument [Line Items]
Accrued interest																	19,174		$ 15,965		15,965
Number of shares issued																						3,567
Loss on debt																	14,834		10,788		$ 29,511
One Purchaser [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																					8,275
Minimum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Principal amount				$ 50,000																		$ 50,000
Interest rate																						7.50%
Maximum [Member] | One Purchaser [Member]
Debt Instrument [Line Items]
Principal amount				118,670																		$ 118,670
Interest rate																						10.00%
Two Unsecured Promissory Notes [Member]
Debt Instrument [Line Items]
Bear interest rate												10.00%
Debt term												6 years
Noteholder sold value												$ 30,000																$ 80,000	$ 50,000
Balance outstanding																							$ 30,000
Principal amount																								$ 50,000
Remaining accrued interest																								27,972
Interest converted										$ 95,088
Original issued and outstanding																							50,000
Accrued interest																							134,414
Promissory Notes Payable [Member]
Debt Instrument [Line Items]
Principal amount													$ 30,000															$ 70,000		$ 70,000	$ 40,000
Bear interest rate													10.00%															10.00%		10.00%	10.00%
Debt term											6 years		6 years
Noteholder sold value																							70,000
Promissory Notes [Member]
Debt Instrument [Line Items]
Accrued interest				2,997																		$ 2,997
Principal amount issued																						100,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount																							2,000,000
Remaining accrued interest																							$ 95,396
Accrued interest				$ 131,417																		131,417
Exchange of debt																						102,997
Number of shares issued																							3,032
Extended date																							12
Aggregate principal amount																							$ 2,000,000
Interest rate																							7.50%
Five Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Principal amount																							$ 250,000	$ 250,000
Debt term																								1 year
Accrued interest																							$ 19,880
Five Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Bear interest rate																								7.00%
Five Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Bear interest rate																								9.00%
Five Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																								$ 175,000
Four Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Principal amount																			230,000		$ 230,000
Increasing principal amount																	267,188				82,500
Loss on debt																	29,688				$ 7,500
Four Promissory Note Agreements [Member] | January Thirty First Twenty Twenty Six [Member]
Debt Instrument [Line Items]
Extended date																					Jan. 31, 2026
Four Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																			237,500		$ 237,500
Accrued interest																	$ 10,340		$ 3,916		$ 3,916
Volume weighted average price rate																			10.00%		10.00%
Four Promissory Note Agreements [Member] | Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																	13,981				1,816
Four Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt term																							7 months
Four Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt term																							9 months
Four Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																			$ 155,000		$ 155,000
Three Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Promissory note amount																							$ 175,000
Number of shares issued																							1,010,402
Proceeds from related party debt																							$ 100,000
Two Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount								$ 75,000
Remaining accrued interest								$ 2,710
One Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount							$ 50,000
Remaining accrued interest							5,322
One Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Principal amount						$ 25,000											$ 69,048		61,376		61,376
Debt term						1 year
Principal amount						$ 35,471
Accrued interest																			8,040		$ 8,040
Number of shares issued					1,845	650											3,598				3,598
Outstanding principal amount					$ 46,113
Extended date																	July 31, 2025				July 31, 2025, on April 1, 2025, to October 31, 2025, on July 31, 2025, and to January 31, 2026, on October 31, 2025
Increasing principal amount																	$ 61,376				$ 61,376
Loss on debt																			5,580		15,263
One Promissory Note Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Increase of intertest rate						9.00%
One Promissory Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Increase of intertest rate						10.00%
One Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount							100,000
Remaining accrued interest							$ 10,682
Two Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Accrued interest																	$ 9,700
Number of shares issued																	4,016
Extended date																	June 30, 2026
Increasing principal amount	$ 69,048
Loss on debt																	$ 7,672				15,263
Five Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Principal amount																			831,204		831,204
Debt term				6 months
Noteholder sold value																	232,500		145,000		145,000
Accrued interest																	133,380		$ 111,709		$ 111,709
Exchange of debt																	$ 698,854
Number of shares issued																	52,748		56,510		56,510
Outstanding principal amount				$ 733,436																		$ 733,436
Extended date																					July 31, 2025, on April 1, 2025, to October 31, 2025, on July 31, 2025, and to January 31, 2026, on October 31, 2025
Loss on debt																	$ 100,150		$ 88,746		$ 242,767
Increasing principal amount														$ 901,354	$ 976,204						976,204
Five Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																											$ 564,182
Number of shares issued				29,338
Interest rate																											8.00%
Five Promissory Note Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate				8.00%																		8.00%
Five Promissory Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate				10.00%																		10.00%
Five Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																	30,000		70,000		70,000
Short Term Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Principal amount																	209,358		186,096		186,096		125,000
Principal amount																										$ 107,551
Remaining accrued interest																						$ 32,551
Accrued interest																	$ 27,168		22,134		$ 22,134
Promissory note amount				$ 107,551																		$ 107,551
Extended date																	June 30, 2026				July 31, 2025
Increasing principal amount																	$ 209,358				$ 186,096
Loss on debt																	$ 23,262		16,918		$ 46,279
Interest rate				10.00%					10.00%													10.00%
Discount amount																							$ 25,000
Increasing principal amount									$ 175,000
Repaid principal amount																						$ 150,000
Remaining principal amount																						75,000
Short Term Promissory Note Agreement [Member] | July, 12 2024 [Member]
Debt Instrument [Line Items]
Increasing principal amount																						$ 225,000
Extended date																						Jul. 12, 2024
Short Term Promissory Note Agreement [Member] | March 31, 2025 [Member]
Debt Instrument [Line Items]
Increasing principal amount																						$ 139,817
Extended date																						Mar. 31, 2025
Short Term Promissory Note Agreement [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																	12,048				10,797		5,667
Short Term Promissory Note Agreement [Member] | Common Stock [Member] | July, 12 2024 [Member]
Debt Instrument [Line Items]
Number of shares issued																						4,500
Short Term Promissory Note Agreement [Member] | Common Stock [Member] | March 31, 2025 [Member]
Debt Instrument [Line Items]
Number of shares issued																						5,593
Short-term Promissory Note [Member]
Debt Instrument [Line Items]
Noteholder sold value																									$ 75,000
Increasing principal amount		$ 49,399															$ 55,574
Loss on debt																	$ 6,175		4,491		$ 25,301
Short-term Promissory Note [Member] | January Thirty First Twenty Twenty Six [Member]
Debt Instrument [Line Items]
Extended date		Jan. 31, 2026
Short-term Promissory Note [Member] | June Thirty Twenty Twenty Six [Member]
Debt Instrument [Line Items]
Extended date																	Jun. 30, 2026
Short-term Promissory Note [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount				$ 99,098													$ 55,574		49,399		49,399	$ 99,098
Accrued interest																	$ 11,091		$ 9,755		$ 9,755
Extended date																					July 31, 2025
Increasing principal amount																					$ 119,909
Interest rate				10.00%																		10.00%
Short-term Promissory Note [Member] | Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																	3,421				5,651
Six Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Principal amount																	$ 1,051,354
Loss on debt																	10,000
Six Promissory Note Agreements [Member] | June Thirty Twenty Twenty Six [Member]
Debt Instrument [Line Items]
Extended date																					Jun. 30, 2026
Six Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																	1,061,354
Accrued interest																	$ 1,425
Volume weighted average price rate																			10.00%		10.00%
Six Promissory Note Agreements [Member] | Related Party [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																	4,608
Six Promissory Note Agreements [Member] | Minimum [Member]
Debt Instrument [Line Items]
Increasing principal amount																	$ 80,000
Six Promissory Note Agreements [Member] | Maximum [Member]
Debt Instrument [Line Items]
Increasing principal amount																	90,000
Six Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																	773,854
Proceeds from cash received																	120,000
Proceeds from cash reissued or deducted from prior notes																	931,354
Convertible Promissory Note Agreement [Member]
Debt Instrument [Line Items]
Principal amount				$ 138,074																		$ 138,074
Debt term																1 year						1 year
Principal amount				25,000																		$ 25,000	$ 25,000
Accrued interest				$ 2,574																		2,574	$ 1,881
Exchange of debt																						$ 25,000
Interest rate				7.50%												9.00%						7.50%
Promissory note amount				$ 100,000																		$ 100,000
Convertible Promissory Note Agreement [Member] | Related Party [Member]
Debt Instrument [Line Items]
Exchange of debt																$ 25,000
Triggering Transaction if within 120-days [Member]
Debt Instrument [Line Items]
Conversion percentage																							75.00%
Triggering Transaction if within 121 to 150-days [Member]
Debt Instrument [Line Items]
Conversion percentage																							70.00%
Triggering Transaction if more than 150-days [Member]
Debt Instrument [Line Items]
Conversion percentage																							65.00%
Six Investors [Member]
Debt Instrument [Line Items]
Principal amount																	4,492,340		$ 4,518,191		$ 4,518,191
Noteholder sold value																	525,000
Accrued interest																	$ 727,304		619,294		$ 619,294
Number of shares issued																	266,298				266,052	186,485
Loss on debt																	$ 499,149		410,745		$ 1,123,607
Six Investors [Member] | Minimum [Member]
Debt Instrument [Line Items]
Principal amount				1,950,000																		$ 1,950,000
Interest rate																						7.50%
Six Investors [Member] | Maximum [Member]
Debt Instrument [Line Items]
Principal amount				3,394,584													$ 4,492,340		4,518,191		4,518,191	$ 3,394,584
Interest rate																						10.00%
One Purchaser [Member]
Debt Instrument [Line Items]
Number of shares issued																	7,789
One Purchaser [Member] | Maximum [Member]
Debt Instrument [Line Items]
Principal amount																	$ 133,503
Ten Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Principal amount				736,511																		$ 736,511
Remaining accrued interest																	221,692				183,987
Number of shares issued																						1,430
Extended date																						10 and 12 months
Loss on debt																	$ 174,248		126,726		$ 346,662
Interest rate																						7.50%
Ten Convertible Promissory Note Agreements [Member] | 10 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate																						8.00%
Ten Convertible Promissory Note Agreements [Member] | 12 Months Maturity [Member]
Debt Instrument [Line Items]
Interest rate																						10.00%
Ten Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																	91,295				81,751
Ten Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount																					$ 840,940
Ten Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount				447,787																		$ 447,787
Most Favored Nations [Member]
Debt Instrument [Line Items]
Principal amount	$ 1,568,231			1,047,321										$ 1,568,231				$ 1,568,231	1,393,983		1,393,983	$ 1,047,321
Number of shares issued																						48,098
Increase of intertest rate																						10.00%
Interest rate																						7.50%
Most Favored Nations [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount				$ 631,811																		$ 631,811
Five Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Principal amount																			105,000		105,000
Remaining accrued interest																	$ 14,490				10,709
Increasing principal amount																	157,224				139,755
Loss on debt																	$ 17,469		12,705		$ 34,755
Interest rate																					10.00%
Five Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																	8,710				7,829
Five Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																			80,000		$ 80,000
Increasing principal amount																					106,480
Seven Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Principal amount																			245,000		245,000
Accrued interest																	$ 25,990		17,972		$ 17,972
Extended date			October 31, 2025																		October 31, 2025, and on October 31, 2025 to January 31, 2026
Increasing principal amount																	333,506	296,450			$ 296,450
Loss on debt																	$ 37,056		26,950		$ 51,450
Interest rate																					10.00%
Seven Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																	18,203				12,812
Seven Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount																		$ 60,500			$ 60,500
Seven Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																			50,000		50,000
Seven Short Term Convertible Promissory Note Agreements [Member]
Debt Instrument [Line Items]
Principal amount																			424,921		424,921
Accrued interest																	$ 25,931		12,944		12,944
Extended date		January 31, 2026
Increasing principal amount		$ 480,143															540,161
Loss on debt																	$ 60,018		43,649		$ 55,221
Interest rate																					10.00%
Seven Short Term Convertible Promissory Note Agreements [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																					8,412
Number of shares issued																	28,550				4,961
Seven Short Term Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Increasing principal amount		$ 331,643
Seven Short Term Convertible Promissory Note Agreements [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principal amount																			299,921		$ 299,921
Four Another Holders [Member]
Debt Instrument [Line Items]
Noteholder sold value																	$ 152,000
Accrued interest																			$ 14,055		$ 14,055
Increasing principal amount																	590,625
Loss on debt																	$ 86,375
Interest rate																	10.00%
Four Another Holders [Member] | Four New Convertible Notes [Member]
Debt Instrument [Line Items]
Noteholder sold value																	$ 38,000
Four Another Holders [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of shares issued																	30,399